Document and Entity Information	Mar. 26, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 26, 2020
Registrant Name	MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Entity Central Index Key	0000356409
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2020
Document Effective Date	Mar. 26, 2020
Prospectus Date	May 31, 2019
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | S Class
Prospectus:
Trading Symbol	DGEXX
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST | R Class
Prospectus:
Trading Symbol	DWGXX